Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 3,198	$ 3,181
Acquisitions	0	0
Dispositions	(102)	0
Other, including foreign currency translation	(72)	17
Goodwill, Ending Balance	3,024	3,198
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	174	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	(1)
Goodwill, Ending Balance	174	174
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,052	1,031
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	(70)	21
Goodwill, Ending Balance	982	1,052
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,543	1,544
Acquisitions	0	0
Dispositions	(102)	0
Other, including foreign currency translation	0	(1)
Goodwill, Ending Balance	1,441	1,543
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	160	160
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	160
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	269	271
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	(2)	(2)
Goodwill, Ending Balance	$ 267	$ 269